RETIREMENT BENEFITS PLANS - Employer Contributions to Retirement Benefits Plans (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected future contributions, defined benefit plans	$ 98
Employer contributions to pension plans	124	$ 110	$ 113
United States
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected future contributions, defined benefit plans	9
Employer contributions to pension plans	30	15	16
Non-United States plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected future contributions, defined benefit plans	89
Employer contributions to pension plans	$ 94	$ 95	$ 97